Cover	9 Months Ended
Sep. 30, 2023
Cover [Abstract]
Entity Central Index Key	0001857475
Document Period End Date	Sep. 30, 2023
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Document Type	6-K
Entity Registrant Name	Dole plc